UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4%	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 98.4%
U.S. Treasury Inflation Protected
Securities,
Bonds	2.38	1/15/25	12,666,449	[a,b]	15,144,158
U.S. Treasury Inflation Protected
Securities,
Bonds	2.00	1/15/26	1,153,001	[a]	1,354,236
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/18	12,269,644	[a]	12,480,449
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/19	8,383,260	[a]	8,566,753
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	13,526,466	[a]	13,817,068
U.S. Treasury Inflation Protected
Securities,
Notes	1.25	7/15/20	9,594,364	[a]	10,313,691
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	7,689,457	[a]	7,860,440
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	5,575,441	[a]	5,862,164
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	10,768,814	[a]	10,957,343
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/22	2,778,626	[a,b]	2,834,596
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/23	8,315,181	[a]	8,412,735
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/23	7,829,632	[a]	8,092,762
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/24	13,296,323	[a]	13,914,389
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/24	12,222,007	[a]	12,333,570
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	1,624,691	[a]	1,669,666
Total Bonds and Notes
(cost $130,881,052)					133,614,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $280,185)	280,185 [c]	280,185
Total Investments (cost $131,161,237)	98.6%	133,894,205
Cash and Receivables (Net)	1.4%	1,837,485
Net Assets	100.0%	135,731,690

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $14,152,143 and the value of the collateral held by the fund was $14,469,146, consisting of U.S. Government & Agency securities.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government & Agencies	98.4
Money Market Investment	.2
98.6
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2016 (Unaudited)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	280,185	-	-	280,185
U.S. Treasury	-	133,614,020	-	133,614,020

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At April 30, 2016, accumulated net unrealized appreciation on investments was $2,732,968, consisting of $2,734,686 gross unrealized appreciation and $1,718 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 102.2%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.3%
AmeriCredit Automobile Receivables Trust,
Ser. 2011-5, Cl. D	5.05	12/8/17	5,575,854		5,581,201
AmeriCredit Automobile Receivables Trust,
Ser. 2012-1, Cl. D	4.72	3/8/18	5,603,626		5,623,679
AmeriCredit Automobile Receivables Trust,
Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		2,986,268
AmeriCredit Automobile Receivables Trust,
Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,191,235
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,272,217
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,262,333
Santander Drive Auto Receivables Trust,
Ser. 2011-4, Cl. D	4.74	9/15/17	2,072,818		2,075,830
Santander Drive Auto Receivables Trust,
Ser. 2012-5, Cl. C	2.70	8/15/18	2,070,113		2,079,332
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,005,034
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,942,542
					38,019,671
Asset-Backed Ctfs./Home Equity Loans - .0%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	287,177	[a]	291,429
Commercial Mortgage Pass-Through Ctfs. - 1.6%
Banc of America Commercial Mortgage
Trust,
Ser. 2007-2, Cl. AJ	5.63	4/10/49	2,325,000	[a]	2,243,943
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	2,535,000		2,651,162
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[b]	881,995
Motel 6 Trust,
Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	[b]	6,541,170
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,925,710
					14,243,980
Consumer Discretionary - 2.4%
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,578,022
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		545,717
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[b]	4,406,985
Sky,
Gtd. Notes	3.75	9/16/24	4,960,000	[b]	5,147,939
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		501,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.4% (continued)
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,509,911
					20,690,083
Consumer Staples - 1.7%
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	2,355,000	[b]	2,519,440
Newell Rubbermaid,
Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,565,473
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[b]	1,950,788
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		5,238,429
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[b]	3,497,139
					14,771,269
Energy - 3.3%
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	2,470,000		2,494,700
Columbia Pipeline Group,
Gtd. Notes	4.50	6/1/25	2,910,000	[b]	3,006,269
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	1,855,000		1,780,249
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,242,269
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	2,775,000		2,511,375
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		8,324,973
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,072,690
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,073,276
Unit,
Gtd. Notes	6.63	5/15/21	675,000		460,688
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	1,980,000		1,788,269
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		857,332
					28,612,090
Financials - 12.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	[b]	6,488,845
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	[b]	1,496,736
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,111,650
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,106,187
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	2,120,000		2,230,815
Bank of America,
Sr. Unscd. Notes, Ser. L	3.50	4/19/26	6,285,000		6,365,662
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		816,435
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,515,000		1,588,465

	Coupon	Maturity	Principal
Bonds and Notes - 102.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 12.0% (continued)
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,685,481
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		3,017,386
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,579,030
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,931,494
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.46	3/12/19	8,215,000	[a]	8,107,811
Goldman Sachs Group,
Sr. Unscd. Notes	1.72	11/15/18	5,710,000	[a]	5,726,382
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	390,000		396,249
Goldman Sachs Group,
Sr. Unscd. Notes	2.27	11/29/23	5,300,000	[a]	5,295,272
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	6.00	1/15/18	2,055,000		2,208,414
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,758,199
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	2,360,000		2,468,676
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		3,877,323
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,381,874
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		107,537
Omega Healthcare Investors,
Gtd. Notes	5.25	1/15/26	1,975,000		2,024,355
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	[b]	5,420,290
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,380,000	[a]	3,657,160
Regency Centers,
Gtd. Notes	5.88	6/15/17	156,000		163,190
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,995,000	[a]	6,356,001
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	2,530,000		2,698,829
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	2,285,000		2,354,578
UBS Group Funding,
Gtd. Notes	4.13	9/24/25	1,365,000	[b]	1,403,197
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	2,100,000	[b]	2,093,656
Volkswagen International Finance,
Gtd. Notes	1.60	11/20/17	200,000	[b]	198,754
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	3,470,000		3,705,915
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	1,935,000	[a,b]	1,944,675
					104,766,523
Foreign/Governmental - 2.2%
Argentine Government,
Sr. Unscd. Bonds	7.50	4/22/26	2,175,000	[b]	2,213,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 2.2% (continued)
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	1,170,000	[c]	1,017,900
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	5,030,000	[b]	5,256,350
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	2,825,000	[b]	3,135,411
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	2,550,000		2,581,875
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	2,030,000		2,134,038
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	945,000	[c]	1,005,244
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	1,660,000		1,716,025
					19,059,906
Health Care - 2.3%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	1,535,000		1,576,312
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	4,250,000		4,309,483
Celgene,
Sr. Unscsd. Notes	3.55	8/15/22	2,395,000		2,510,386
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	2,325,000		2,487,234
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	3,030,000		3,369,345
Medtronic,
Gtd. Notes	4.63	3/15/45	2,815,000		3,219,355
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	2,400,000		2,470,711
					19,942,826
Industrials - 1.2%
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	[b]	3,197,288
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	[b]	530,389
General Electric,
Sr. Unscd. Notes	1.14	1/14/19	5,045,000	[a]	5,043,007
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,853,525
					10,624,209
Information Technology - .6%
Denali International,
Sr. Scd. Notes	5.63	10/15/20	2,495,000	[b]	2,632,225
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	2,615,000	[b]	2,767,044
					5,399,269
Materials - .9%
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	[b]	2,242,905
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,855,000		1,981,352
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,553,395
					7,777,652

	Coupon	Maturity	Principal
Bonds and Notes - 102.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds - 1.7%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,515,337
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	4,640,000		4,763,006
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,906,536
					15,184,879
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	60,783		61,497
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	480	[a,b]	432
Residential Funding Mortgage Securities I
Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	67,574		67,022
					128,951
Telecommunications - 1.1%
AT&T,
Sr. Unscd. Notes	1.58	11/27/18	4,410,000	[a]	4,421,126
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,778,630
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,701,168
					9,900,924
U.S. Government Agencies - .0%
Small Business Administration
Participation Ctfs.,
Gov't Gtd. Debs., Ser. 97-J	6.55	10/1/17	16,396		16,767
U.S. Government Agencies/Mortgage-Backed - 29.1%
Federal Home Loan Mortgage Corp.
4.00%			11,890,000	[d,e]	12,697,219
3.50%, 8/1/30-8/1/45			16,701,531	[e]	17,607,013
4.00%, 11/1/43			16,732,225	[e]	18,001,588
5.00%, 10/1/18-9/1/40			350,917	[e]	386,623
5.50%, 11/1/22-5/1/40			351,354	[e]	384,151
6.00%, 7/1/17-6/1/22			196,456	[e]	215,257
6.50%, 9/1/29-3/1/32			3,337	[e]	3,835
7.00%, 11/1/31			73,535	[e]	82,890
7.50%, 12/1/25-1/1/31			5,424	[e]	5,750
8.00%, 10/1/19-1/1/28			3,508	[e]	4,294
8.50%, 7/1/30			396	[e]	509
Multiclass Mortgage Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%, 7/15/20			25,053	[e]	26,843
Federal National Mortgage Association
3.00%			1,675,000	[d,e]	1,717,202
3.50%			1,135,000	[d,e]	1,200,085
2.84%, 2/1/26			3,228,257	[e]	3,358,668
2.99%, 1/1/26			3,207,149	[e]	3,370,172
3.00%, 10/1/30-4/1/46			47,358,288	[e]	49,320,364
3.05%, 8/1/25			1,781,600	[e]	1,880,912
3.23%, 1/1/26			3,023,659	[e]	3,229,632
3.50%, 1/1/31-3/1/46			86,585,176	[e]	91,142,644
4.00%, 12/1/43			2,455,226	[e]	2,623,732
5.00%, 5/1/18-7/1/40			961,995	[e]	1,057,614

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.1% (continued)
5.50%, 8/1/22-7/1/40			4,399,554	[e]	4,969,351
6.00%, 1/1/19-1/1/38			441,237	[e]	493,986
6.50%, 3/1/26-10/1/32			37,480	[e]	43,056
7.00%, 2/1/29-6/1/32			19,084	[e]	21,396
7.50%, 11/1/27-3/1/31			3,898	[e]	4,210
8.00%, 12/1/25			5,514	[e]	6,056
Pass-Through Ctfs., REMIC, Ser. 1988-16, Cl. B,
9.50%, 6/25/18			5,929	[e]	6,148
Government National Mortgage Association I
5.50%, 4/15/33			738,180		841,275
6.50%, 4/15/28-7/15/32			12,156		14,033
7.00%, 4/15/28-9/15/31			3,257		3,815
7.50%, 12/15/26-11/15/30			1,207		1,225
8.00%, 5/15/26-10/15/30			8,888		9,226
8.50%, 4/15/25			1,953		2,186
9.00%, 10/15/27			6,990		7,104
9.50%, 11/15/17-2/15/25			3,130		3,159
Government National Mortgage Association II
4.50%			15,180,000	[d]	16,282,331
3.00%, 10/20/45-11/20/45			23,272,277		24,144,206
6.50%, 2/20/31-7/20/31			50,422		60,394
7.00%, 11/20/29			184		225
					255,230,379
U.S. Government Securities - 36.3%
U.S. Treasury Bonds	2.50	2/15/46	49,830,000	[c]	48,093,724
U.S. Treasury Floating Rate Notes	0.52	1/31/18	74,000,000	[a]	74,172,494
U.S. Treasury Inflation Indexed Bonds	1.38	2/15/44	6,638,078	[f]	7,472,120
U.S. Treasury Notes	0.75	1/31/18	26,080,000		26,081,017
U.S. Treasury Notes	0.75	2/15/19	54,675,000	[c]	54,461,440
U.S. Treasury Notes	1.38	1/31/21	46,075,000	[c]	46,298,187
U.S. Treasury Notes	1.25	3/31/21	23,750,000	[c]	23,711,026
U.S. Treasury Notes	1.75	1/31/23	37,645,000		38,046,446
					318,336,454
Utilities - 1.5%
cleveland electric illuminating,
sr. unscd. notes	5.70	4/1/17	473,000		489,213
commonwealth edison,
first mortgage bonds	6.15	9/15/17	60,000		64,008
consolidated edison company of new
york,
sr. unscd. debs., ser. 06-d	5.30	12/1/16	675,000		692,464
dominion resources,
sr. unscd. notes	3.90	10/1/25	1,750,000		1,844,488
enel,
jr. sub. bonds	8.75	9/24/73	1,415,000	[a,b]	1,636,094
enel finance international,
gtd. notes	6.00	10/7/39	805,000	[b]	975,002
exelon generation,
sr. unscd. notes	5.20	10/1/19	2,200,000		2,415,939
exelon generation,
sr. unscd. notes	6.25	10/1/39	355,000		387,704
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	1,210,000		1,285,701
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	1,410,000		1,583,496
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		539,414

	Coupon	Maturity	Principal
Bonds and Notes - 102.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities - 1.5% (continued)
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		758,754
					12,672,277
Total Bonds and Notes
(cost $882,178,537)					895,669,538
			Face Amount
			Covered by
Options Purchased - .0%			Contracts		Value ($)
Call Options - .0%
New Zealand Dollar,
June 2016 @ NZD 1.15			3,520,000		2,856
Put Options - .0%
Norwegian Krone,
June 2016 @ NOK 9.3			2,320,000		44,939
Total Options Purchased
(cost $64,656)					47,795
Short-Term Investments - .1%

U.S. Treasury Bills
(cost $1,133,417)	0.37	9/15/16	1,135,000	[g]	1,133,934
Other Investment - .4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $3,206,573)			3,206,573	[h]	3,206,573
Investment of Cash Collateral for Securities
Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,080,800)			2,080,800	[h]	2,080,800
Total Investments (cost $888,663,983)			102.9%		902,138,640
Liabilities, Less Cash and Receivables			(2.9%)		(25,833,604)
Net Assets			100.0%		876,305,036

GO—General Obligation
NOK—Norwegian Krone
NZD—New Zealand Dollar
REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at
$71,584,081 or 8.17% of net assets.
c Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $166,061,396 and the value of the collateral held by the fund was $170,569,242, consisting of cash collateral of $2,080,800 and U.S. Government &
Agency securities valued at $168,488,442.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	65.4
Corporate Bonds	27.0
Asset-Backed	4.3
Foreign/Governmental	2.2
Municipal Bonds	1.7
Commercial Mortgage-Backed	1.6
Short-Term/Money Market Investments	.7
Options Purchased	.0
Residential Mortgage-Backed	.0
102.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2016 (Unaudited)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	38,311,100	-	38,311,100
Commercial Mortgage-Backed	-	14,243,980	-	14,243,980
Corporate Bonds†	-	235,157,122	-	235,157,122
Foreign Government	-	19,059,906	-	19,059,906
Municipal Bonds†	-	15,184,879	-	15,184,879
Mutual Funds	5,287,373	-	-	5,287,373
Residential Mortgage-Backed	-	128,951	-	128,951
U.S. Government
Agencies/Mortgage-Backed	-	255,247,146	-	255,247,146
U.S. Treasury	-	319,470,388	-	319,470,388
Other Financial Instruments:
Financial Futures††	117,213	-	-	117,213
Forward Foreign Currency
Exchange Contracts††	-	499,080	-	499,080
Options Purchased	-	47,795	-	47,795
Swaps††	-	969,326	-	969,326
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(913,868)	-	(913,868)
Options Written	-	(52,449)	-	(52,449)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Intermediate Term Income Fund
April 30, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	04/30/2016	($)

Financial Futures Long
U.S. Treasury 2 Year Notes	358	78,267,750	June 2016	117,213
Gross Unrealized Appreciation				117,213

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Intermediate Term Income Fund
April 30, 2016 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2016 @ BRL 4.25	1,305,000	(444)
Colombian Peso,
July 2016 @ COP 3,300	1,320,000	(3,935)
New Zealand Dollar,
June 2016 @ NZD 1.18	3,520,000	(522)
Norwegian Krone,
June 2016 @ NOK 9.65	2,320,000	(6,130)
South African Rand,
June 2016 @ ZAR 17.5	1,305,000	(426)
South African Rand,
July 2016 @ ZAR 16.5	1,320,000	(5,001)
Put Options:
New Zealand Dollar,
June 2016 @ NZD 1.08	3,520,000	(26,345)
Norwegian Krone,
June 2016 @ NOK 9	2,320,000	(9,646)
Total Options Written
(premiums received $169,155)		(52,449)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal

NOTES

counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date

NOTES

the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
Colombian Peso,
Expiring
6/15/2016	1,691,550,000	558,636	589,466	30,830
Citigroup
Indonesian
Rupiah,
Expiring
6/15/2016	35,437,180,000	2,651,491	2,665,899	14,408
Swedish Krona,
Expiring
5/31/2016	32,620,000	4,028,648	4,066,748	38,100
Goldman Sachs International
Colombian Peso,
Expiring
6/15/2016	2,437,890,000	805,116	849,549	44,433
Norwegian Krone,
Expiring
5/31/2016	47,205,000	5,744,966	5,861,824	116,858
HSBC
Mexican New
Peso,
Expiring
6/15/2016	23,810,000	1,351,689	1,377,308	25,619
JP Morgan Chase Bank
Japanese Yen,
Expiring
5/31/2016	175,490,000	1,577,264	1,650,618	73,354
Polish Zolty,
Expiring
6/15/2016	5,090,000	1,310,336	1,332,248	21,912
Russian Ruble,
Expiring
6/15/2016	91,390,000	1,317,428	1,392,549	75,121

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank
(continued)
Turkish Lira,
Expiring
6/15/2016	3,990,000	1,355,460	1,407,020	51,560
Sales:
Bank of America
Swiss Franc,
Expiring
5/31/2016	2,625,000	2,702,884	2,740,267	(37,383)
Thai Baht,
Expiring
6/15/2016	191,920,000	5,495,046	5,488,161	6,885
Citigroup
Canadian Dollar,
Expiring
5/31/2016	1,790,000	1,412,682	1,426,637	(13,955)
Euro,
Expiring
5/31/2016	5,955,000	6,693,837	6,825,304	(131,467)
Malaysian
Ringgit,
Expiring
6/15/2016	5,420,000	1,348,930	1,382,209	(33,279)
South Korean
Won,
Expiring
6/15/2016	1,579,001,000	1,359,298	1,384,797	(25,499)
HSBC
New Zealand
Dollar,
Expiring
5/31/2016	2,070,000	1,422,465	1,442,844	(20,379)
Singapore Dollar,
Expiring
5/31/2016	1,850,000	1,366,271	1,374,390	(8,119)
JP Morgan Chase Bank
Hong Kong Dollar,
Expiring
1/19/2017	20,750,000	2,639,785	2,675,546	(35,761)
Peruvian New Sol,
Expiring
10/21/2016	18,142,000	5,114,024	5,410,067	(296,043)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) )	(Depreciation ($)
Sales: (continued)
JP Morgan Chase Bank
(continued)
South African
Rand,
Expiring
6/15/2016	24,770,000	1,575,069	1,722,864	(147,795)
Taiwan Dollar,
Expiring
6/15/2016	220,940,000	6,784,793	6,853,438	(68,645)
Morgan Stanley Capital Services
Euro,
Expiring
5/31/2016	1,000,000	1,134,157	1,146,147	(11,990)
UBS
Japanese Yen,
Expiring
5/31/2016	319,900,000	2,925,351	3,008,904	(83,553)
Gross Unrealized Appreciation				499,080
Gross Unrealized Depreciation				(913,868)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and

NOTES

Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at April 30, 2016:

OTC Interest Rate Swaps

Notional	Currency/		(Pay) Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)
	USD - 1 YEAR
	US CPI URBAN
	CONSUMERS
80,650,000	NSA	Deutsche Bank	0.34	10/1/2016	359,720
	USD - 1 YEAR
	US CPI URBAN
	CONSUMERS
159,970,000	NSA	Deutsche Bank	0.41	10/2/2016	609,606

Gross Unrealized Appreciation					969,326

CPI—Consumer Price Index
NSA—Not Seasonally Adjusted
USD—United States Dollar

At April 30, 2016, accumulated net unrealized appreciation on investments was $13,591,363 consisting of $18,723,651 gross unrealized appreciation and $5,132,288 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 97.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 8.6%
AmeriCredit Automobile Receivables Trust,
Ser. 2011-5, Cl. D	5.05	12/8/17	1,059,372		1,060,388
AmeriCredit Automobile Receivables Trust,
Ser. 2012-1, Cl. D	4.72	3/8/18	1,493,674		1,499,019
AmeriCredit Automobile Receivables Trust,
Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,205,982
AmeriCredit Automobile Receivables Trust,
Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		658,588
AmeriCredit Automobile Receivables Trust,
Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		415,234
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		839,453
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		917,794
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		441,575
Countrywide Asset-Backed Certificates,
Ser. 2004-6, Cl. 2A5	1.23	11/25/34	1,031,153	[a]	1,006,517
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,889,033	[b]	1,887,107
Exeter Automobile Receivables Trust,
Ser. 2013-2A, Cl. B	3.09	7/16/18	564,561	[b]	567,057
Santander Drive Auto Receivables Trust,
Ser. 2011-4, Cl. D	4.74	9/15/17	397,263		397,841
Santander Drive Auto Receivables Trust,
Ser. 2012-5, Cl. C	2.70	8/15/18	537,455		539,849
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		759,749
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		576,477
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,468,183
Securitized Asset Backed Receivables
Trust,
Ser. 2005-OP2, Cl. A2C	0.77	10/25/35	1,735,183	[a]	1,673,749
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,283,979		1,280,619
					17,195,181
Asset-Backed Ctfs./Home Equity Loans - .5%
New Century Homes Equity Loan Trust,
Ser. 2005-3, Cl. M2	0.94	7/25/35	1,050,000	[a]	1,031,927
Commercial Mortgage Pass-Through Ctfs. - 1.0%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T26, Cl. A4	5.47	1/12/45	559,711	[a]	573,412
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	[a]	855,365
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	580,000		606,578
					2,035,355

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.9%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,160,542
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		736,626
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	1,170,000	[b]	1,254,543
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	[b]	1,241,190
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		914,369
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	530,000	[b]	528,399
					5,835,669
Consumer Staples - 3.2%
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,555,759
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	575,000	[b]	592,278
Newell Rubbermaid,
Sr. Unscd. Notes	3.15	4/1/21	500,000		518,455
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	380,000	[b]	412,980
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[b]	657,056
Reynolds American,
Gtd. Notes	8.13	6/23/19	800,000		954,930
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[b]	1,739,035
					6,430,493
Energy - 2.7%
Columbia Pipeline Group,
Gtd. Notes	4.50	6/1/25	665,000	[b]	687,000
ConocoPhillips,
Gtd. Notes	4.20	3/15/21	575,000		615,187
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	775,000		766,590
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		235,967
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	630,000		570,150
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	596,000		627,117
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		595,560
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,145,223
Unit,
Gtd. Notes	6.63	5/15/21	160,000		109,200
					5,351,994
Financials - 10.5%
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	[b]	346,486
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[b]	773,572
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		466,408

	Coupon	Maturity	Principal
Bonds and Notes - 97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 10.5% (continued)
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	425,000		494,704
Bank of America,
Sr. Unscd. Bonds	2.63	4/19/21	960,000		967,522
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		155,787
Bank of America,
Sr. Unscd. Notes	1.67	1/15/19	1,335,000	[a]	1,335,800
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	1,045,000		1,063,857
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		382,700
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,270,589
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,021,846
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		682,220
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		622,751
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.46	3/12/19	1,975,000	[a]	1,949,230
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		633,172
Goldman Sachs Group,
Sr. Unscd. Notes	1.73	11/15/18	1,295,000	[a]	1,298,715
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		736,667
Goldman Sachs Group,
Sr. Unscd. Notes	2.24	11/29/23	795,000	[a]	794,291
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	570,000		575,353
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	600,000		610,256
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	[a]	1,282,863
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	1,160,000		1,188,682
Synchrony Financial,
Sr. Unscd. Notes	3.00	8/15/19	565,000		573,703
UBS Group Funding,
Gtd. Bonds	2.95	9/24/20	420,000	[b]	424,195
Wells Fargo & Company,
Sr. Unscd Notes	2.60	7/22/20	860,000		882,039
Welltower,
Sr. Unscd. Notes	2.25	3/15/18	490,000		494,609
					21,028,017
Foreign/Governmental - 1.3%
Argentine Government,
Sr. Unscd. Bonds	7.50	4/22/26	495,000	[b]	503,662
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	220,000		224,400
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	645,000	[b]	715,873
Petroleos Mexicanos,
Gtd. Notes	3.50	7/18/18	510,000		515,865

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 1.3% (continued)
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	195,000		207,431
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	345,000		356,644
					2,523,875
Health Care - 2.7%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	815,000		826,407
Celgene,
Sr. Unscd. Notes	2.13	8/15/18	600,000		608,440
Gilead Sciences,
Sr. Unscd. Notes	2.55	9/1/20	1,085,000		1,127,659
Medtronic,
Gtd. Notes	2.50	3/15/20	1,190,000		1,231,026
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.70	4/1/20	1,660,000		1,691,313
					5,484,845
Industrials - .8%
General Electric,
Sr. Unscd. Notes	1.14	1/14/19	1,195,000	[a]	1,194,528
Waste Management,
Gtd. Notes	6.10	3/15/18	365,000		397,963
					1,592,491
Information Technology - .6%
Denali International,
Sr. Scd. Notes	5.63	10/15/20	575,000	[b]	606,625
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	595,000	[b]	629,595
					1,236,220
Municipal Bonds - .5%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,082,968
Residential Mortgage Pass-Through Ctfs. - .6%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	60,285		60,993
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1	0.80	8/25/36	1,235,748	[a]	1,209,176
					1,270,169
Telecommunications - .8%
AT&T,
Sr. Unscd. Notes	1.55	11/27/18	545,000	[a]	546,375
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		563,648
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	505,000		532,086
					1,642,109
U.S. Government Agencies - 2.5%
Federal National Mortgage Association,
Notes	0.88	8/28/17	5,100,000	[c,d]	5,108,160

	Coupon	Maturity	Principal
Bonds and Notes - 97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - .0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl.
JE, 3.00%, 4/25/33			50,557	[d]	51,582
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			6,339		7,789
7.50%, 11/20/29-12/20/30			6,343		7,910
					67,281
U.S. Government Securities - 58.0%
U.S. Treasury Floating Rate Notes	0.42	10/31/17	1,000,000	[a]	1,001,147
U.S. Treasury Floating Rate Notes	0.52	1/31/18	25,295,000	[a]	25,353,963
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	5,062,300	[e]	5,171,058
U.S. Treasury Notes	0.88	11/30/17	10,965,000		10,993,487
U.S. Treasury Notes	1.00	12/31/17	12,435,000		12,489,888
U.S. Treasury Notes	0.75	2/15/19	22,150,000	[c]	22,063,482
U.S. Treasury Notes	1.00	3/15/19	14,100,000	[c]	14,136,350
U.S. Treasury Notes	0.88	4/15/19	3,425,000	[c]	3,420,051
U.S. Treasury Notes	1.63	6/30/20	9,985,000		10,162,663
U.S. Treasury Notes	1.63	7/31/20	1,330,000		1,353,457
U.S. Treasury Notes	1.38	9/30/20	9,645,000		9,706,410
U.S. Treasury Notes	1.38	1/31/21	595,000		597,882
					116,449,838
Utilities - .7%
Enel,
Jr. Sub. Bonds	8.75	9/24/73	300,000	[a,b]	346,875
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		547,138
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		436,804
					1,330,817
Total Bonds and Notes
(cost $196,373,985)					196,697,409
			Face Amount
			Covered by
Options Purchased - .0%			Contracts		Value ($)
Call Options - .0%
New Zealand Dollar,
June 2016 @ NZD 1.15			400,000		325
Put Options - .0%
Norwegian Krone,
June 2016 @ NOK 9.3			265,000		5,133
Total Options Purchased
(cost $7,370)					5,458
Short-Term Investments - .1%
U.S. Treasury Bills
(cost $254,664)	0.35	9/15/16	255,000	[f]	254,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $3,903,763)	3,903,763 [g]	3,903,763
Total Investments (cost $200,539,782)	100.0%	200,861,391
Cash and Receivables (Net)	0.0%	43,884
Net Assets	100.0%	200,905,275

NOK—Norwegian Krone
NZD—New Zealand Dollar
REMIC—Real Estate Mortgage Investment Conduit

a	Variable rate security—rate shown is the interest rate in effect at period end.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $13,913,528 or 6.93% of net assets.

c

Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $38,825,066 and the value of the collateral held by the fund was $39,652,370, consisting of U.S. Government & Agency securities.

d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Held by or on behalf of a counterparty for open financial futures contracts.
g	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	60.5
Corporate Bonds	24.9
Asset-Backed	9.1
Short-Term/Money Market Investments	2.1
Foreign/Governmental	1.3
Commercial Mortgage-Backed	1.0
Residential Mortgage-Backed	.6
Municipal Bonds	.5
Options Purchased	.0
100.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2016 (Unaudited)

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	18,227,108	-	18,227,108
Commercial Mortgage-Backed	-	2,035,355	-	2,035,355
Corporate Bonds†	-	49,932,655	-	49,932,655
Foreign Government	-	2,523,875	-	2,523,875
Municipal Bonds†	-	1,082,968	-	1,082,968
Mutual Funds	3,903,763	-	-	3,903,763
Residential Mortgage-Backed	-	1,270,169	-	1,270,169
U.S. Government
Agencies/Mortgage-Backed	-	5,175,441	-	5,175,441
U.S. Treasury	-	116,704,599	-	116,704,599
Other Financial Instruments:
Financial Futures††	54,199	-	-	54,199
Forward Foreign Currency
Exchange Contracts††	-	56,150	-	56,150
Options Purchased	-	5,458	-	5,458
Swaps††	-	120,406	-	120,406
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(94,645)	-	(94,645)
Options Written	-	(6,342)	-	(6,342)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Short Term Income Fund
April 30, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	04/30/2016	($)

Financial Futures Long
U.S. Treasury 2 Year Notes	56	12,243,000	June 2016	12,876
U.S. Treasury 5 Year Notes	250	30,228,516	June 2016	16,779
Financial Futures Short
U.S. Treasury 10 Year Notes	49	(6,373,063)	June 2016	24,544
Gross Unrealized Appreciation				54,199

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Short Term Income Fund
April 30, 2016 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2016 @ BRL 4.25	200,000	(68)
Colombian Peso,
July 2016 @ COP 3,300	200,000	(596)
New Zealand Dollar,
June 2016 @ NZD 1.18	400,000	(59)
Norwegian Krone,
June 2016 @ NOK 9.65	265,000	(700)
South African Rand,
June 2016 @ ZAR 17.5	200,000	(65)
South African Rand,
July 2016 @ ZAR 16.5	200,000	(758)
Put Options:
New Zealand Dollar,
June 2016 @ NZD 1.08	400,000	(2,994)
Norwegian Krone,
June 2016 @ NOK 9	265,000	(1,102)
Total Options Written
(premiums received $23,147)		(6,342)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
Colombian Peso,
Expiring
6/15/2016	192,670,000	63,629	67,141	3,512
Citigroup
Indonesian
Rupiah,
Expiring
6/15/2016	4,008,770,000	299,945	301,575	1,630
Swedish Krona,
Expiring
5/31/2016	3,690,000	455,727	460,034	4,307
Goldman Sachs International
Colombian Peso,
Expiring
6/15/2016	277,680,000	91,704	96,765	5,061
Norwegian Krone,
Expiring
5/31/2016	5,180,000	630,419	643,242	12,823
HSBC
Mexican New
Peso,
Expiring
6/15/2016	2,720,000	154,414	157,341	2,927
JP Morgan Chase Bank
Japanese Yen,
Expiring
5/31/2016	19,700,000	177,059	185,294	8,235
Polish Zolty,
Expiring
6/15/2016	580,000	149,311	151,808	2,497
Russian Ruble,
Expiring
6/15/2016	10,410,000	150,065	158,622	8,557
Turkish Lira,
Expiring
6/15/2016	450,000	152,871	158,686	5,815
Sales:
Bank of America
Swiss Franc,
Expiring
5/31/2016	305,000	314,049	318,393	(4,344)
Thai Baht,
Expiring
6/15/2016	21,900,000	627,040	626,254	786

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup
Canadian Dollar,
Expiring
5/31/2016	200,000	157,842	159,401	(1,559)
Euro,
Expiring
5/31/2016	675,000	758,747	773,649	(14,902)
Malaysian
Ringgit,
Expiring
6/15/2016	420,000	104,529	107,108	(2,579)
South Korean
Won,
Expiring
6/15/2016	178,350,000	153,534	156,414	(2,880)
HSBC
New Zealand
Dollar,
Expiring
5/31/2016	300,000	206,154	209,108	(2,954)
Singapore Dollar,
Expiring
5/31/2016	210,000	155,090	156,012	(922)
JP Morgan Chase Bank
Hong Kong Dollar,
Expiring
1/19/2017	2,370,000	301,508	305,592	(4,084)
Peruvian New Sol,
Expiring
10/21/2016	2,045,000	587,999	609,833	(21,834)
South African
Rand,
Expiring
6/15/2016	3,325,000	211,430	231,269	(19,839)
Taiwan Dollar,
Expiring
6/15/2016	25,210,000	774,167	782,000	(7,833)
Morgan Stanley Capital Services
Euro,
Expiring
5/31/2016	120,000	136,099	137,538	(1,439)
UBS
Japanese Yen,
Expiring
5/31/2016	36,280,000	331,765	341,241	(9,476)
Gross Unrealized Appreciation				56,150

NOTES

Forward Foreign
Currency			Unrealized
Exchange	Foreign Currency	Cost/	Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Gross Unrealized Depreciation			(94,645)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the

NOTES

posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at April 30, 2016:

OTC Interest Rate Swaps

Notional	Currency/		(Pay) Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)
	USD - 1 YEAR
	US CPI URBAN
	CONSUMERS
9,190,000	NSA	Deutsche Bank	0.34	10/1/2016	40,990
	USD - 1 YEAR
	US CPI URBAN
	CONSUMERS
20,840,000	NSA	Deutsche Bank	0.41	10/2/2016	79,416

Gross Unrealized Appreciation					120,406

CPI—Consumer Price Index
NSA—Not Seasonally Adjusted
USD—United States Dollar

At April 30, 2016, accumulated net unrealized appreciation on investments was $338,414, consisting of $1,171,038 gross unrealized appreciation and $832,624 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)